Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts [Line Items]
Beginning balance	$ 7,080,677	$ 2,607,600
Provision for doubtful accounts	483,137	4,783,518
Foreign currency translation adjustments	(360,063)	(310,441)
Ending balance	$ 7,203,751	$ 7,080,677